UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03526

Name of Fund: Fund Address:	Legg Mason Tax Exempt Trust, Inc. 100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2005
Date of reporting period: 9/30/2005

Item 1 — Schedule of Investments

Portfolio of Investments
Legg Mason Tax Exempt Trust
September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds – 99.3%
Alabama – 3.2%
The Industrial Development Board of the City of Montgomery, Pollution Control and Solid Waste Disposal, Revenue Refunding Bonds (General Electric Company Project) Series 2005 VRDN	2.82%	10/3/2005	$12,700	$12,700	A

Alaska – 3.3%
City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines, Inc. Project), Series 2001 VRDN	2.83%	10/3/2005	8,200	8,200	A

City of Valdez, Alaska, Marine Terminal Revenue Bonds (Exxon Pipeline Company Project), Series 1985 VRDN	2.90%	10/3/2005	4,970	4,970	A

				13,170

Arizona – 4.5%

Salt River Project Agricultural Improvement and Power District Arizona, Series A TECP	2.70%	11/8/2005	5,800	5,800

Salt River Project Agricultural Improvement and Power District Arizona, Series A TECP	2.55%	11/9/2005	3,800	3,800

Salt River Project Agricultural Improvement and Power District Arizona, Series A TECP	2.68%	2/9/2006	8,500	8,500

				18,100
Delaware – 1.8%
University of Delaware, Revenue Bonds, Series 1998 VRDN	2.76%	10/5/2005	7,250	7,250	A

District of Columbia – 1.9%
District of Columbia (Washington, D.C.), Multimodal GO Bonds, Series 2003 D-2 VRDN	2.78%	10/5/2005	7,500	7,500	A

Portfolio of Investments – Continued
Legg Mason Tax Exempt Trust
September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Florida – 5.3%
City of Gainesville, Utilities System
Series C TECP	2.68%	1/25/2006	4,000	4,000
Series C TECP	2.70%	1/26/2006	4,000	4,000

Jacksonville Electric Authority Variable Rate Subordinated Revenue Bonds, Series 2001 C VRDN	2.60%	10/21/2005	6,000	6,000	A

Putnam County, Florida, Development Authority PCR Bonds (Seminole Electric Cooperative, Inc),
Series 1984 H-1 VRDN	3.00%	10/5/2005	5,385	5,385	A
Series 1984 H-2 VRDN	3.00%	10/5/2005	1,950	1,950	A

				21,335

Georgia – 1.8%
Burke County, Georgia, PCR Bonds (Oglethorpe Power)
Series 1998 B VRDN	2.45%	10/14/2005	2,000	2,000	A
Series 1998 B VRDN	2.57%	11/10/2005	5,000	5,000	A

				7,000

Illinois – 0.5%
Illinois Development Finance Authority PCR Bonds (Amoco Oil Company Project), Series 1994 VRDN	2.83%	10/3/2005	2,000	2,000	A

Indiana – 0.5%
City of Hammond, Indiana, PCR Refunding Bonds (Amoco Oil Company Project), Series 1994 VRDN	2.83%	10/3/2005	2,000	2,000	A

Kansas – 4.4%
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Bonds, Series 2002 B-1 VRDN	2.76%	10/6/2005	11,000	11,000	A

Series 2002 B-3 VRDN	2.77%	10/6/2005	6,500	6,500	A

				17,500

Portfolio of Investments – Continued
Legg Mason Tax Exempt Trust
September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Kentucky – 4.6%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (Baptist Healthcare System Obligated Group), Series 1999 C VRDN	2.83%	10/3/2005	10,250	10,250	A

Series 1999 B VRDN	2.77%	10/5/2005	8,190	8,190	A

				18,440

Louisiana – 0.8%
Lake Charles Harbor and Revenue District Revenue Refunding Bonds (Conoco Inc. Project), Series 1999A VRDN	2.78%	10/5/2005	3,000	3,000	A

Maryland – 12.3%
Baltimore County, Maryland, Revenue Bonds (Oak Crest Village, Inc. Project), Series 1999 A VRDN	2.75%	10/6/2005	3,775	3,775	A

Howard County, Maryland, Variable Rate Demand Multifamily Housing Revenue Refunding Bonds (Sherwood Crossing Apartments), Series 2003 VRDN	2.75%	10/6/2005	3,700	3,700	A

Maryland Economic Development Corporation Revenue Bonds (American Urological Association Education and Research, Inc. Project), Series 2002 VRDN	2.75%	10/5/2005	3,055	3,055	A

Maryland Health and Higher Educational Facilities Authority (French International School Issue), Series 2004 VRDN	2.75%	10/5/2005	1,300	1,300	A

Maryland Health and Higher Educational Facilities Authority (Friends School of Baltimore), Series 2004 VRDN	3.75%	10/5/2005	1,800	1,800	A

Portfolio of Investments – Continued
Legg Mason Tax Exempt Trust
September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue),
Series 1985 A VRDN	2.74%	10/5/2005	8,250	8,250	A
Series 1985 B VRDN	2.75%	10/5/2005	2,800	2,800	A

Maryland Health and Higher Educational Facilities Authority (The Johns Hopkins University), Series A VRDN	2.73%	10/6/2005	4,000	4,000	A
Series A TECP	2.57%	11/15/2005	3,100	3,100
Series A TECP	2.75%	12/6/2005	5,000	5,000
Series A TECP	2.70%	1/26/2006	2,000	2,000

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland

Medical System Issue, Series 2004A VRDN	2.75%	10/6/2005	2,590	2,590	A

Maryland Industrial Development Financing Authority, Variable Rate Demand Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002A VRDN	2.74%	10/5/2005	6,200	6,200	A

Washington Suburban Sanitary District BANS, Series 2003 B VRDN	2.79%	10/5/2005	1,600	1,600	A

				49,170

Massachusetts – 1.3%
The Commonwealth of Massachusetts, GO Refunding Bonds, 2001 Series C VRDN	2.82%	10/6/2005	5,000	5,000	A

Michigan – 0.8%
Michigan State Housing Development Authority, Rental Housing Revenue Bonds, Series 1997 B VRDN	2.72%	10/5/2005	3,250	3,250	A

Mississippi – 3.5%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN	2.80%	10/3/2005	14,000	14,000	A

Portfolio of Investments – Continued
Legg Mason Tax Exempt Trust
September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Missouri – 0.9%
Health and Educational Facilities Authority of the State of Missouri, Medical Research Facilities Revenue Bonds (Stowers Institute for Medical Research), Series 2000 VRDN	2.76%	10/6/2005	3,500	3,500	A

Nevada – 0.8%
Clark County School District, Nevada, Adjustable Rate GO (Limited Tax) School Bonds, Series 2001 A VRDN	2.80%	10/3/2005	3,240	3,240	A

North Carolina – 3.3%
City of Charlotte, North Carolina, Water and Sewer System Commercial Paper Revenue, BANS	3.00%	2/7/2006	3,000	3,000

BANS	2.90%	2/14/2006	6,200	6,200

BANS	2.80%	2/28/2006	4,000	4,000

				13,200

Portfolio of Investments – Continued
Legg Mason Tax Exempt Trust
September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Ohio – 4.1%
Ohio Higher Educational Facility Commission Revenue Bonds (Xavier University 2000 Project) VRDN	2.75%	10/6/2005	8,865	8,865	A

Ohio State University General Receipt Bonds, Series 2001 VRDN	2.78%	10/6/2005	7,470	7,470	A

				16,335

Pennsylvania – 9.2%
Allegheny County, Pennsylvania, Hospital Development Authority Health Center Revenue Bonds
(Presbyterian University Health), Series 1990 A VRDN	2.78%	10/6/2005	1,725	1,725	A
(Presbyterian University Health), Series 1990 D VRDN	2.78%	10/6/2005	1,455	1,455	A

Delaware County, Pennsylvania, IDA Revenue Refunding Bonds (Resource Recovery Facility, General Electric Capital Corporation), Series 1997 G VRDN	2.71%	10/5/2005	4,780	4,780	A

Geisinger Authority (Montour County, Pennsylvania), Health System Revenue Refunding Bonds, (Geisinger Health System), Series 2002 VRDN	2.80%	10/3/2005	11,300	11,300	A

Portfolio of Investments – Continued
Legg Mason Tax Exempt Trust
September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Northampton County Higher Education Authority University Revenue Bonds, Series 2000 (Lehigh University), VRDN	2.73%	10/6/2005	7,500	7,500	A

Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University), Series 1995 C VRDN	2.80%	10/3/2005	900	900	A

The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds (The Children’s Hospital of Philadelphia Project), Series D of 2002 VRDN	2.81%	10/3/2005	9,035	9,035	A

				36,695

South Carolina – 7.0%
Berkeley County, South Carolina, PCR Refunding Bonds (Amoco Chemical Company Project), Series 1994 VRDN	2.83%	10/3/2005	8,530	8,530	A

School District No. 1 of Spartanburg County, South Carolina GO BANS, Series 2005	5.00%	11/17/2005	5,000	5,014

South Carolina Public Service Authority Promissory Notes, TECP	2.55%	11/10/2005	9,500	9,500

Portfolio of Investments – Continued
Legg Mason Tax Exempt Trust
September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

South Carolina Public Service Authority Promissory Notes, TECP	2.68%	12/8/2005	5,033	5,033

				28,077

Tennessee – 4.0%

The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Tennessee Revenue Bonds (The Vanderbilt University), Series A VRDN	2.73%	10/6/2005	16,000	16,000	A

Texas – 7.6%

City of Austin, Texas, Combined Utility Systems Commercial Paper Notes,
Series A	2.75%	10/5/2005	4,570	4,570
Series A	2.50%	10/14/2005	3,000	3,000

Dallas, Texas, Area Rapid Transit Authority,
Series 2001 TECP	2.70%	11/8/2005	5,000	5,000
Series 2001 TECP	2.55%	11/10/2005	5,000	5,000

Gulf Coast Waste Disposal Authority, PCR Refunding Bonds (Exxon Project), 1995 Series VRDN	2.90%	10/3/2005	600	600	A

Portfolio of Investments – Continued
Legg Mason Tax Exempt Trust
September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (St. Luke’s Episcopal Hospital), Series 2001B VRDN	2.81%	10/3/2005	715	715	A

Harris County Industrial Development Corp. PCR Bonds (Exxon Project), Series 1984 A VRDN	2.90%	10/3/2005	1,100	1,100	A

Harris County, Texas, GO Notes,
Series C TECP	2.75%	12/7/2005	1,500	1,500

Series D TECP	2.55%	11/9/2005	1,281	1,281

Southwest Higher Education Authority Inc., Variable Rate Demand Higher Education Revenue Bonds (Southern Methodist University Project), Refunding Series 1985 VRDN	2.83%	10/3/2005	3,680	3,680	A

State of Texas, Tax and Revenue Anticipation Notes, Series 2005	4.50%	8/31/2006	4,000	4,053

				30,499

Utah – 3.6%

Emery County, Utah, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN	2.81%	10/3/2005	5,800	5,800	A

Portfolio of Investments – Continued
Legg Mason Tax Exempt Trust
September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Intermountain Power Agency, Power Supply Revenue Refunding Bonds, 1985 Series E	2.53%	10/7/2005	4,000	4,000

Intermountain Power Agency, Variable Rate Power Supply Revenue Bonds, 1985 Series F VRDN	2.45%	10/6/2005	4,400	4,400	A

				14,200

Virginia – 3.1%
Harrisonburg Redevelopment and Housing Authority, Variable Rate Lease Purchase Revenue Bonds, 2001 Series A VRDN	2.78%	10/6/2005	12,300	12,300	A

Washington – 3.6%
State of Washington, Adjustable Rate GO Bonds, Series 1996 B VRDN	2.60%	10/5/2005	14,100	14,100	A

Wyoming – 1.6%
Lincoln County, Wyoming, PCR Bonds (Exxon Project), Series 1985 B VRDN	2.90%	10/3/2005	2,260	2,260	A

Lincoln County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN	2.81%	10/3/2005	2,100	2,100	A

Portfolio of Investments – Continued
Legg Mason Tax Exempt Trust
September 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Sweetwater County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN	2.81%	10/3/2005	2,200	2,200	A

				6,560

Total Investments (at amortized cost and value) – 99.3%				$396,121	B
Other Assets Less Liabilities				2,950

Net Assets Applicable to 399,070 Shares Outstanding				$399,071

Net Asset Value Per Share				$1.00

A	The rate shown is the rate as of September 30, 2005 and the maturity shown is the longer of the next interest adjustment date or the date the principal owed can be recovered through demand.

B	Also represents cost for federal income tax purposes.
Security Valuation
In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost so long as the Fund’s Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:/s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Tax Exempt Trust, Inc.
Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Tax Exempt Trust, Inc.
Date: November 28, 2005

By:/s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Tax Exempt Trust, Inc.
Date: November 25, 2005